7 Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31, 2020	December 31, 2019

Cash and banks	74,033	176,497
Cash equivalents	322,368	2,076,713
Total	396,401	2,253,210